Fees and Expenses - AGF U.S. Market Neutral Anti-Beta Fund	Oct. 27, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold, and sell shares in the Fund. You may also pay transaction costs, such as brokerage commissions and other fees to financial intermediaries, on the purchase and sale of Fund shares, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]

Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	1.20%
Dividend, Interest and Brokerage Expenses on Short Positions	0.95%
Total Annual Fund Operating Expenses	1.65%
Fee Waiver and Expense Reimbursement(1)	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.40%
(1)	The Fund’s investment adviser, AGF Investments LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) (“Operating Expenses”) of the Fund are limited to 0.45% of average net assets. In addition, the Adviser has contractually agreed to reduce its management fees to the extent of any acquired fund fees and expenses incurred by the Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Fund invests. This undertaking can only be changed with the approval of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed during the last 36 months, provided that repayment does not cause the Operating Expenses to exceed the lower of 0.45% of the Fund’s average net assets and the expense cap in place at the time of the Adviser’s waiver or reimbursement. This agreement will remain in effect until November 1, 2028, and shall renew automatically for one-year terms unless the Adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$143	$443	$822	$1,888

Expense Example Closing [Text Block]

The above example reflects a contractual fee waiver/expense reimbursement arrangement for the current duration of the arrangement, which is three years. Therefore, only the first three years of the expenses for the five-year and ten-year periods reflect the contractual fee waiver/expense reimbursement arrangement.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2025, the Fund’s portfolio turnover rate was 340% of the average value of its portfolio.

Portfolio Turnover, Rate	340.00%